Property and equipment, net (Tables)	12 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net as of June 30, 2022 and 2023 consist of the following:
	As of June 30,
	2022	2023
	RMB	RMB

Leasehold improvement	5,891	5,423
Computer and electronic equipment	4,773	6,351
Total	10,664	11,774
Less: Accumulated depreciation	(5,495)	(4,365)
Property and equipment, net	5,169	7,409